Voya Retirement Insurance and Annuity Company

and its

Variable Annuity Account B

Group Variable Annuity Contract for

Employer-Sponsored Deferred Compensation Plans

Supplement Dated August 2, 2024, to the Contract Prospectus,

Initial Summary Prospectus, and Updating Summary Prospectus,

each dated May 1, 2024, as amended

This supplement to the variable annuity contract prospectus (“contract prospectus”), initial summary prospectus and updating summary prospectus (“summary prospectuses”), updates and amends certain information contained in them. Please read this supplement carefully and keep it with the contract prospectus and summary prospectuses that you may have received, for future reference. Capitalized terms not defined in this supplement shall have the meaning given to them in the contract prospectus and summary prospectuses.

______________________________________________________

NOTICE OF IMPORTANT INFORMATION ABOUT YOUR

CONTRACT PROSPECTUS AND SUMMARY PROSPECTUSES

Certain information has been corrected in the CURRENT EXPENSES and AVERAGE ANNUAL TOTAL RETURNS sections of APPENDIX A: FUNDS AVAILABLE UNDER THE CONTRACT (“APPENDIX A”), of the contract prospectus and in APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (“APPENDIX”), of the summary prospectuses. In that regard, the information APPENDIX A of the contract prospectus and APPENDIX for the summary prospectuses for the funds listed below are hereby replaced in their entirety, with the following:

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks long-term growth of capital and income.	American Funds Insurance Series® – Growth-Income Fund (Class 2) Investment Adviser: Capital Research and Management CompanySM	0.53%	26.14%	13.36%	10.91%
Seeks to provide a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity.	Calvert VP SRI Balanced Portfolio (Class I) Investment Adviser: Calvert Research and Management	0.65%	16.82%	10.27%	7.46%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
X.75996-24B	1	August 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks long-term total return. Under normal market conditions, the Fund invests at least 80% of its net assets in investments of small-capitalization companies.	Franklin Small Cap Value VIP Fund (Class 2)[1] Investment Adviser: Franklin Mutual Advisers, LLC	0.91%	12.75%	11.06%	7.04%
Seeks to maximize income while maintaining prospectus for capital appreciation.	Voya Balanced Income Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.61%	11.68%	5.27%	4.52%
Seeks to maximize total return through a combination of current income and capital appreciation.	Voya Global Bond Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.68%	6.24%	-0.52%	0.66%
Seeks capital appreciation.	Voya Global Insights Portfolio (Class I) *** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC****	0.75%	32.69%	11.91%	8.30%
Seeks maximum total return.	Voya International High Dividend Low Volatility Portfolio (Class I)[2] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co., LLC	0.74%	14.87%	6.34%	2.67%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	Effective July 12, 2024, the Voya Balanced Portfolio merged into the Voya Balanced Income Portfolio (Class I).
***	Effective December 1, 2023, the VY® Invesco Global Portfolio changed its name to Voya Global Insights Portfolio.
****	Effective December 1, 2023, Invesco Advisors, Inc. was replaced as subadviser for the Voya Global Insights Portfolio with Voya Investment Management Co. LLC.
[1]	The Franklin Small Cap Value VIP Fund is closed to investment by new Investors. Existing retirement plans and individual Investors who have investment in the Subaccount that corresponds to this fund may leave their investment in that Subaccount and may continue to make additional purchases and exchanges.
[2]	This Fund employs a managed volatility strategy. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds with Managed Volatility Strategies” for more information.
X.75996-24B	2	August 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2025 Portfolio (Class I)[3] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.72%	13.98%	7.11%	5.66%
Seeks growth of capital.	Voya Solution Aggressive Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.89%	21.21%	11.21%	7.69%
Seeks to provide capital growth through a diversified asset allocation strategy.	Voya Solution Balanced Portfolio (Class I)*** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.80%	15.38%	7.73%	5.96%
Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution Conservative Portfolio (Class I)**** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.66%	9.32%	4.25%	3.72%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	Effective July 12, 2024, the Voya Strategic Allocation Growth Portfolio (Class I) merged into the Voya Solution Aggressive Portfolio (Class I).
***	Effective July 12, 2024, the Voya Strategic Allocation Moderate Portfolio (Class I) merged into the Voya Solution Balanced Portfolio (Class I).
****	Effective July 12, 2024, the Voya Strategic Allocation Conservative Portfolio merged into the Voya Solution Conservative Portfolio.
[3]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds of Funds” for more information.
X.75996-24B	3	August 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks a high level of dividend income as well as long-term growth of capital primarily through investments in stocks.	VY® T. Rowe Price Equity Income Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.86%	9.33%	11.04%	7.77%
A non-diversified Fund that seeks long-term growth through investments in stocks.	VY® T. Rowe Price Growth Equity Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.71%	46.89%	13.37%	11.70%

MORE INFORMATION IS AVAILABLE

More information about the funds available through your contract, including information about the risks associated with investing in them can be found in the contract prospectus, summary prospectuses, and Statement of Additional Information for each fund. You may obtain these documents by contacting Customer Service.

If you received a summary prospectus for any of the funds available through your contract, you may obtain a full contract prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number, or sending an email request to the email address shown on the front of the fund’s summary prospectus.

Please retain this supplement for future reference.

Insurance products, annuities and retirement plan funding issued by (third party administrative services may also be provided by) Voya Retirement Insurance and Annuity Company, One Orange Way, Windsor, CT 06095. Securities are distributed by Voya Financial Partners, LLC (member SIPC). Securities may also be distributed through other broker-dealers with which Voya Financial Partners, LLC has selling agreements.

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.

X.75996-24B	4	August 2024